Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 2,419,304	$ 380,811
Adjustments to reconcile net income to net cash used in operating activities:
Interest income on investments held in trust account	(3,432,374)	(493,020)
Change in operating assets and liabilities:
Prepaid expenses	62,715	(88,169)
Deferred offering costs		126,422
Accrued expenses	349,051	25,988
Net cash used in operating activities	(601,304)	(47,968)
Cash flows from investing activities:
Cash deposited into trust account	(1,320,000)	(67,320,000)
Net cash used in investing activities	(1,320,000)	(67,320,000)
Cash flows from financing activities:
Sale of ordinary shares		66,000,000
Net proceeds from sale of private placement ordinary shares		3,335,987
Underwriting fee		(1,320,000)
Other fees		(253,157)
Proceeds from issuance ordinary shares to sponsor		25,000
Repayment of sponsor note		(130,687)
Proceeds from sponsor note	1,320,000
Advance from related party	344,875
Net cash provided by financing activities	1,664,875	67,657,143
Net change in cash	(256,429)	289,175
Cash at beginning of period	289,175
Cash at end of period	32,746	289,175
Supplemental disclosure of non-cash financing activities:
Remeasurement of ordinary shares subject to possible redemption	$ 4,752,374	$ 7,624,825